CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Parent Company CNY (¥)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares, at cost CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Balance at beginning of the period at Dec. 31, 2016	¥ 19,745,033	¥ 471	¥ 15,940,206		¥ 3,509,707	¥ 294,649	¥ 5,714		¥ 19,750,747
Balance, beginning of the period (in shares) at Dec. 31, 2016 | shares		720,564,604
Increase (Decrease) in Stockholders' Equity
Net income (loss)	3,159,663				3,159,663		(763)		3,158,900
Foreign currency translation adjustments	(590,545)					(590,545)			(590,545)
Share based compensation	40,725		40,725						40,725
Repurchase of ordinary shares	(914,611)			¥ (914,611)					(914,611)
Repurchase of ordinary shares (in shares) | shares		(9,759,888)
Capital contribution from noncontrolling interest shareholder							1,000		1,000
Acquisition of noncontrolling interest of the Group's subsidiaries	(4,952)		(4,952)				53		(4,899)
Balance at ending of the period at Dec. 31, 2017	21,435,313	¥ 471	15,975,979	(914,611)	6,669,370	(295,896)	6,004		21,441,317
Shares outstanding, end of the period at Dec. 31, 2017 | shares		710,804,716
Increase (Decrease) in Stockholders' Equity
Net income (loss)	4,383,025				4,383,025		4,887		4,387,912
Foreign currency translation adjustments	867,612					867,612			867,612
Share based compensation and ordinary shares issued for share based compensation	249,478		142,940	106,538					249,478
Share based compensation and ordinary shares issued for share based compensation (in shares) | shares		2,363,519
Repurchase of ordinary shares	(737,004)			(737,004)					(737,004)
Repurchase of ordinary shares (in shares) | shares		(7,565,487)
Capital contribution from noncontrolling interest shareholder	23,740		23,740				41,420		65,160
Distribution of dividends	(896,835)		(896,835)						(896,835)
Issuance of ordinary shares	(8,891,909)	¥ (52)	(8,891,857)						(8,891,909)
Issuance of ordinary shares (in shares) | shares		79,861,111
Balance at ending of the period at Dec. 31, 2018	34,217,238	¥ 523	24,137,681	(1,545,077)	11,052,395	571,716	52,311		34,269,549
Shares outstanding, end of the period at Dec. 31, 2018 | shares		785,463,859
Increase (Decrease) in Stockholders' Equity
Net income (loss)	5,674,145				5,674,145		(2,878)	$ 814,627	5,671,267
Foreign currency translation adjustments	104,004					104,004		14,939	104,004
Share based compensation and ordinary shares issued for share based compensation	316,666		190,065	126,601					316,666
Share based compensation and ordinary shares issued for share based compensation (in shares) | shares		2,500,041
Repurchase of ordinary shares	(738,746)			(738,746)					(738,746)
Repurchase of ordinary shares (in shares) | shares		(6,016,436)
Capital contribution from noncontrolling interest shareholder							51,360		51,360
Distribution of dividends	(1,270,703)		(1,270,703)						(1,270,703)
Cancellation of ordinary shares		¥ (6)	(720,449)	720,455
Balance at ending of the period at Dec. 31, 2019	¥ 38,302,604	¥ 517	¥ 22,336,594	¥ (1,436,767)	¥ 16,726,540	¥ 675,720	¥ 100,793	$ 5,516,302	¥ 38,403,397
Shares outstanding, end of the period at Dec. 31, 2019 | shares		781,947,464